Breakdown of Financial Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,361	€ 6,639
Current financial assets	3,835	2,495
Investments
Disclosure of financial assets [line items]
Non-current financial assets	479	457	€ 600
Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	890	252	353
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,254	1,633	1,285
Current financial assets	760	82
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,772	3,666
Current financial assets	995	1,210
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	752	551	719
Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	27	15	12
Impairment of trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	(112)	(122)	€ (154)
Telefonica, S.A.
Disclosure of financial assets [line items]
Non-current financial assets	6,361	6,639
Current financial assets	19,318	14,319
Total	25,679	20,958
Non-current financial assets, fair value	6,361	6,639
Current financial assets, fair value	19,318	14,319
Financial assets, fair value	25,679	20,958
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	380	359
Current financial assets	160	130
Total	540	489
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	3,148	3,930
Current financial assets	1,923	1,809
Total	5,071	5,739
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Total	0	0
Telefonica, S.A. | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	506	750
Current financial assets	218	524
Total	724	1,274
Telefonica, S.A. | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	1	0
Total	1	0
Telefonica, S.A. | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	269	157
Current financial assets	956	588
Total	1,225	745
Telefonica, S.A. | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	452	424
Current financial assets	0	0
Total	452	424
Telefonica, S.A. | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,301	2,958
Current financial assets	908	827
Total	3,209	3,785
Telefonica, S.A. | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	2,833	2,350
Current financial assets	17,235	12,380
Total	20,068	14,730
Telefonica, S.A. | Investments
Disclosure of financial assets [line items]
Non-current financial assets	479	457
Non-current financial assets, fair value	479	457
Telefonica, S.A. | Investments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	372	350
Telefonica, S.A. | Investments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	107	107
Telefonica, S.A. | Investments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	27	33
Telefonica, S.A. | Investments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	452	424
Telefonica, S.A. | Investments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Investments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	1,189	439
Non-current financial assets, fair value	1,189	439
Telefonica, S.A. | Credits and other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	8	9
Telefonica, S.A. | Credits and other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	8	9
Telefonica, S.A. | Credits and other financial assets | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Credits and other financial assets | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,181	430
Telefonica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,254	1,633
Non-current financial assets, fair value	1,254	1,633
Telefonica, S.A. | Deposits and guarantees | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Deposits and guarantees | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	1,254	1,633
Telefonica, S.A. | Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,772	3,666
Non-current financial assets, fair value	2,772	3,666
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	2,772	3,666
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	471	708
Telefonica, S.A. | Derivative instruments | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	2,301	2,958
Telefonica, S.A. | Derivative instruments | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	752	551
Current financial assets	9,434	8,769
Non-current financial assets, fair value	640	429
Current financial assets, fair value	6,903	6,220
Telefonica, S.A. | Trade receivables | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	269	157
Current financial assets	918	588
Telefonica, S.A. | Trade receivables | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	1	1
Telefonica, S.A. | Trade receivables | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	269	157
Current financial assets	917	587
Telefonica, S.A. | Trade receivables | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	483	394
Current financial assets	8,516	8,181
Telefonica, S.A. | Trade receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	27	15
Non-current financial assets, fair value	27	15
Telefonica, S.A. | Trade receivables for subleases | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Telefonica, S.A. | Trade receivables for subleases | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	27	15
Telefonica, S.A. | Impairment of trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	(112)	(122)
Current financial assets	(2,531)	(2,549)
Non-current financial assets, fair value	0	0
Current financial assets, fair value	0	0
Telefonica, S.A. | Impairment of trade receivables | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment of trade receivables | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment of trade receivables | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment of trade receivables | Held for trading
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment of trade receivables | Fair value option
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment of trade receivables | Debt instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment of trade receivables | Equity instruments
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment of trade receivables | Hedges
Disclosure of financial assets [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Telefonica, S.A. | Impairment of trade receivables | Amortized cost
Disclosure of financial assets [line items]
Non-current financial assets	(112)	(122)
Current financial assets	(2,531)	(2,549)
Telefonica, S.A. | Other financial assets
Disclosure of financial assets [line items]
Current financial assets	3,835	2,495
Current financial assets, fair value	3,835	2,495
Telefonica, S.A. | Other financial assets | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	160	130
Telefonica, S.A. | Other financial assets | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	1,005	1,221
Telefonica, S.A. | Other financial assets | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Held for trading
Disclosure of financial assets [line items]
Current financial assets	217	523
Telefonica, S.A. | Other financial assets | Fair value option
Disclosure of financial assets [line items]
Current financial assets	1	0
Telefonica, S.A. | Other financial assets | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	39	1
Telefonica, S.A. | Other financial assets | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Other financial assets | Hedges
Disclosure of financial assets [line items]
Current financial assets	908	827
Telefonica, S.A. | Other financial assets | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	2,670	1,144
Telefonica, S.A. | Cash and cash equivalents
Disclosure of financial assets [line items]
Current financial assets	8,580	5,604
Current financial assets, fair value	8,580	5,604
Telefonica, S.A. | Cash and cash equivalents | Level 1 (Quoted prices)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 2 (Other directly observable market inputs)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Level 3 (Inputs not based on observable market data)
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Held for trading
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Fair value option
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Debt instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Equity instruments
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Hedges
Disclosure of financial assets [line items]
Current financial assets	0	0
Telefonica, S.A. | Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Current financial assets	€ 8,580	€ 5,604